CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details)				1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 23, 2017 $ / shares shares	Nov. 10, 2014 USD ($) $ / shares shares	Jul. 18, 2014 USD ($) $ / shares shares	May 31, 2016 USD ($) shareholder shares	May 31, 2016 CNY (¥) shareholder shares	Mar. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Pre-IPO Series of Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001
Convertible preferred shares, conversion ratio											1	1
Pre-IPO Series A-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares										$ 0.0001
Shares Issued			38,602,941
Issuance Price per Share | $ / shares			$ 0.0222
Proceeds from Issuance | $			$ 857,157
Shares Outstanding			38,602,941				0			38,602,941	38,602,941	38,602,941
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 755,455	¥ 687,599	¥ 585,393
Pre-IPO Series A-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares										$ 0.0001
Shares Issued			35,014,006
Issuance Price per Share | $ / shares			$ 0.1371
Proceeds from Issuance | $			$ 4,800,000
Shares Outstanding			39,390,757				0			39,390,757	39,390,757	39,390,757
Number of shares re-designated							4,376,751
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 4,043,130	3,687,152	3,126,654
Pre-IPO Class B ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares										$ 0.0001
Shares Issued			7,350,000
Issuance Price per Share | $ / shares			$ 0.0222
Proceeds from Issuance | $			$ 163,428
Shares Outstanding			7,350,000				0			7,350,000	7,350,000	7,350,000
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 139,412	127,310	108,402
Pre-IPO Series B-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares										$ 0.0001
Shares Issued		4,119,294
Issuance Price per Share | $ / shares		$ 0.9710
Proceeds from Issuance | $		$ 4,000,000
Shares Outstanding		4,119,294					0			4,119,294	4,119,294	4,119,294
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 3,335,065	3,035,116	¥ 2,585,510
Pre-IPO Series B-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Shares, par value (in dollars per share) | $ / shares										$ 0.0001
Shares Issued						69,152,661			28,886,555
Issuance Price per Share | $ / shares						$ 1.1424
Proceeds from Issuance | $						$ 79,000,000
Shares Outstanding						63,775,246	0			63,775,246	69,152,661	40,266,106
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 58,599,600	¥ 54,761,693	¥ 45,117,851
Repurchase of Pre-IPO Preferred Shares (in shares)								(5,377,415)
Pre-IPO Series C-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares Issued	33,857,797						33,857,795
Issuance Price per Share | $ / shares	$ 2.5105
Shares Outstanding	33,857,797
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 12,912,925
Pre-IPO Series C-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares Issued	5,974,905						5,974,905
Issuance Price per Share | $ / shares	$ 2.5105
Shares Outstanding	5,974,905
Pre-IPO Preferred Shares redemption value accretion | ¥							¥ 2,331,846
One of preferred shareholders | Pre-IPO Series B-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Repurchase of Pre-IPO Preferred Shares (in shares)				(5,377,415)	(5,377,415)
Number of Investors | shareholder				1	1
Repurchase of Preferred Shares				$ 13,500,000	¥ 87,922,800
Deemed dividend | ¥					¥ 42,679,055